Policyholder Liabilities - Schedule of Changes in the Liability for Market Risk Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Market Risk Benefit Liability
Beginning balance, market risk benefit	$ 2,635,789
Ending balance, market risk benefit	2,225,621	$ 2,635,789
Fixed Rate Annuities
Market Risk Benefit Liability
Beginning balance, market risk benefit	78,411	73,904
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	77,731	74,371
Issuances	376	23
Interest accrual	1,349	986
Attributed fees collected	1,270	1,326
Benefits payments	0	0
Effect of changes in interest rates	(19,421)	(4,091)
Effect of changes in equity markets	0	0
Effect of changes in equity index volatility	0	0
Actual policyholder behavior different from expected behavior	0	0
Effect of changes in future expected policyholder behavior	602	369
Effect of changes in other future expected assumptions	(17,552)	4,747
Balance, end of year, before effect of changes in the instrument-specific credit	44,355	77,731
Effect of changes in the instrument-specific credit risk	(6,492)	680
Ending balance, market risk benefit	37,863	78,411
Reinsured MRB, end of period	10,656	0	$ 0
Balance, end of period, net of reinsurance	27,207	78,411
Net amount at risk	$ 258,826	$ 239,995
Weighted average attained age of contract holders (years)	69 years	69 years
Fixed Index Annuities
Market Risk Benefit Liability
Beginning balance, market risk benefit	$ 2,557,378	$ 2,294,129
Balance, beginning of year, before effect of changes in the instrument-specific credit risk	2,310,437	2,064,555
Issuances	59,452	22,836
Interest accrual	72,551	39,614
Attributed fees collected	125,168	122,756
Benefits payments	0	0
Effect of changes in interest rates	(952,265)	(206,055)
Effect of changes in equity markets	186,618	(151,145)
Effect of changes in equity index volatility	241,563	(57,940)
Actual policyholder behavior different from expected behavior	0	0
Effect of changes in future expected policyholder behavior	46,567	142,713
Effect of changes in other future expected assumptions	363,078	333,103
Balance, end of year, before effect of changes in the instrument-specific credit	2,453,169	2,310,437
Effect of changes in the instrument-specific credit risk	(265,411)	246,941
Ending balance, market risk benefit	2,187,758	2,557,378
Reinsured MRB, end of period	593,959	156,931	$ 90,022
Balance, end of period, net of reinsurance	1,593,799	2,400,447
Net amount at risk	$ 10,987,198	$ 10,001,385
Weighted average attained age of contract holders (years)	71 years	70 years